Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Ouster, Inc.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001816581
Amendment Flag	true
Amendment Description	The original registration statement (the “Existing Registration Statement”) of Ouster, Inc. (“Ouster”) on Form S-1 (File No. 333-254987) declared effective by the Securities and Exchange Commission (the “SEC”) on August 19, 2021, to which this Registration Statement is a Post-Effective Amendment No. 1 (this “Registration Statement”), covered (i) the resale of 103,054,834 shares of common stock, par value $0.0001 per share (the “common stock”) issued in connection with the Merger (as defined below) by certain of the securityholders named in this prospectus (each a “Registered Holder” and, collectively, the “Registered Holders”), (ii) the resale of 10,000,000 shares of common stock issued in the PIPE Investment (as defined below) by certain of the Registered Holders, (iii) the resale of up to 152,568 shares of common stock upon the settlement of restricted stock units and (iv) the issuance by us of up to 15,999,996 shares of common stock upon the exercise of outstanding warrants (the “Public Warrants”). The Existing Registration Statement also relates to the resale of up to 6,000,000 of our outstanding warrants originally purchased in a private placement by certain of the Registered Holders (the “Private Warrants”). This Post-Effective Amendment No. 1 to the Existing Registration Statement contains an updated prospectus relating to the offering and sale of (i) the shares of outstanding common stock covered by the Existing Registration Statement, (ii) the shares common stock remaining available for issuance under the Existing Registration Statement (including upon exercise of the Public Warrants and/or Private Placement Warrants) and (iii) the Private Placement Warrants. This Registration Statement amends and restates the information contained in the Existing Registration Statement (and all amendments thereto) under the headings contained herein. All filing fees payable in connection with the registration of the shares of common stock and the Private Placement Warrants covered by this Registration Statement were paid by the Registrant at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.